Share Purchase Warrants	12 Months Ended
Oct. 31, 2023
Share Purchase Warrants [Abstract]
Share Purchase Warrants
9.	Share Purchase Warrants

The following table summarizes the changes in the Company’s share purchase warrants:

	Number of warrants		Weighted average exercise price

Balance, October 31, 2021	17,555		$482.55

Issued (i)	2,208		1,325.67	(*)

Balance, October 31, 2022	19,763		576.66

Issuance of underwriter warrants (Note 8c (i))	1,923		243.75
Issuance of April 2023 warrants (Note 7a)	150,191	(**)	5.124
Issuance of September 2023 warrants (Note 7b)	250,000		9.00
Issuance of Medigus warrants (Note 8c (i))	75		1,297.67	(*)
Expiration of warrants	(11,430)		922.98
Exercise of warrants (Note 7a)	(26,153)		5.124

Balance, October 31, 2023	384,369		$7.90
Number of shares to be issued from the exercise of warrants	826,781	(***)

(*)	Warrants issued with an exercise price of CAD$1,800.00.
(**)	These warrants convert into 685,883 shares.
(***)	See note 19(b).

(i)	On February 14, 2022, the Company completed the Medigus Agreement, whereby the Company completed the Cash Financing and the Share Exchange. Each unit was comprised of one common share and one warrant, with each warrant exercisable at $1,297.67 per common share for a period of 18 months.

As of October 31, 2023, the following share purchase warrants were outstanding:

Number of warrants outstanding	Number of shares to be issued from the exercise of warrants		Exercise price		Exercise price (USD)	Expiry date

8,333	8,333		C$	135.00	$97.33	April 22, 2024
1,923	1,923			$243.75	$243.75	November 17, 2027
124,038	566,450			$5.124	$5.124	April 6, 2028
75	75		C$	1,800	$1,297.67	November 23, 2024
250,000	250,000			$9.00	$9.00	September 17, 2028
384,369	826,781	(*)

(*)	See note 19(b).